Income Tax Expense - Schedule of Unused Tax Losses Deferred Tax Asset (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Unused Tax Losses Deferred Tax Asset [Abstract]
– applicable to the company	$ 10,536,558	$ 5,802,382
– applicable to subsidiaries (not consolidated for tax purposes)	171,744	171,618
Potential tax benefit @ 25%	$ 2,677,075	$ 1,493,500